Property and equipment, net	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net

	June 30, 2021	December 31, 2020
(in thousands)
Building and leasehold improvements	€6,932	€15,295
Capitalized software and software development costs	25,325	22,702
Computer equipment	17,619	17,248
Furniture and fixtures	3,640	5,480
Subtotal	53,516	60,725
Less: accumulated depreciation	36,339	34,352
Construction in process	817	309
Property and equipment, net	€17,994	€26,682

As part of the amendment to the campus operating lease agreement on January 29, 2021 which is further discussed in Note 7: Leases, we transferred long-lived assets with a net book value of €7.5 million related to the terminated floor space to the landlord. This transaction is partially offset in the condensed consolidated balance sheet by the lease termination penalty. The net amount is recorded in accounts receivable as of June 30, 2021. We recognized a gain of €0.1 million on the sale of these fixed assets.